Restructuring, acquisition and related integration costs - Narrative (Details) - CAD ($)	12 Months Ended		18 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring	$ 196,796,000	$ 0
Cost optimization program	0	91,063,000	$ 100,027,000
Acquisition and related integration costs	88,235,000	5,866,000
Professional fees	268,322,000	293,452,000
Restructuring
Disclosure of attribution of expenses by nature to their function [line items]
Termination of employment costs	190,008,000
Cost of vacating leased premises	6,788,000
Cost optimization program
Disclosure of attribution of expenses by nature to their function [line items]
Termination of employment costs		69,500,000
Cost of vacating leased premises		21,563,000
Acquisition and related integration costs
Disclosure of attribution of expenses by nature to their function [line items]
Termination of employment costs	27,467,000	653,000
Cost of vacating leased premises	23,379,000	947,000
Professional fees	$ 12,278,000	$ 2,437,000